Related Parties - Sales of Series D Preferred Stock to certain related parties (Detail) (Series D Preferred Stock)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	17,200
David Rifkin
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	1,000
Lawrence Yelin
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	2,200
Jay Sheehy
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	1,000
Nicholas R. Toms
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	10,000
Paul E. Ross
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	2,000
Ralph S. Hubregsen
Related Party Transaction [Line Items]
Common shares issued in exchange for services, Shares	1,000